Equity (Narrative) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Billions		3 Months Ended
	Feb. 28, 2024	Jan. 31, 2024	Jan. 31, 2023	Aug. 28, 2023
Disclosure of classes of share capital [table]
Stock Repurchase Program, Number of Shares Authorized to be Repurchased		20.9
Number of shares repurchased price per share		$ 82.39
Stock Repurchase Program, Authorized Amount		$ 1.7
Common stock shares authorized to be repurchased				90.0
Dividend Reinvestment Plan [Member]
Disclosure of classes of share capital [table]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares			2.00%
Purchase of treasury shares at 2% discount			7.9
Purchase of treasury shares at no discount		2.0
Dividend Reinvestment Plan [Member] | Bottom of range [member]
Disclosure of classes of share capital [table]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares		0.00%
Dividend Reinvestment Plan [Member] | Top of range [member]
Disclosure of classes of share capital [table]
Percentage of discount given to shareholders for reinvestment of dividend into additional common shares		5.00%
Ordinary share transactions [Member]
Disclosure of classes of share capital [table]
Dividends common stock	$ 1.02